UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, New York 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end:      October 31, 2017__

Date of reporting period:      October 31, 2017__

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2017

TD Asset Management USA Funds Inc.

TD Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TD U.S. Government Portfolio

–	Investor Class
–	Class A

TD Municipal Portfolio

–	Investor Class
–	Class A

TD California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TD New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdassetmanagementusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transfer Agent
TD Ameritrade Clearing, Inc.
200 South 108th Avenue
Omaha, NE 68154-2631

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Commentary

The 2017 fiscal year (November 1, 2016 to October 31, 2017) was broadly positive for domestic equities, while fixed income delivered flat returns. For the early part of the year, investors were focused on the results and possible fallout of the U.S. presidential election, which saw Donald Trump victorious. The incoming administration’s commitment to passing legislative reforms, which included financial and environmental deregulation and massive corporate tax cuts, drove U.S. financial markets higher throughout the year.

Over the year, the U.S. saw tensions build with North Korea, while the Trump administration struggled to advance any meaningful fiscal stimulus. Despite little legislative success by the administration, U.S. equities repeatedly hit new highs. This was mainly driven by strong corporate earnings, generally positive macroeconomic data, including an unemployment rate that fell to 4.1% in October and an annual gross domestic product rate of 3.1% reported for the July-September period. While the damages caused by Hurricanes Harvey and Irma initially led to a drop in leading economic indicators, investors felt their effects to be transitory in nature. U.S. equities as represented by the S&P 500 Total Return Index returned a solid 23.63% for 2017. Meanwhile, U.S. Treasuries and corporate bonds were mostly flat, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 0.90%.

Fiscal 2017 saw the S&P 500 Index perform well, with ten of eleven sectors finishing up over the period. Gains were led by the information technology sector, which was up almost 38% on the strength of robust earnings. Other economically sensitive sectors, such as financials and materials, also provided sizeable gains, finishing up over 37% and 28% respectively.

On September 20, 2017, the Federal Reserve (the Fed) maintained the target federal funds rate at a range of 1.00% to 1.25%, with a target effective rate of 1.125%. The Fed has hiked policy rates four times since 2015 (by 25 bps in each of December 2015, December 2016, March 2017 and June 2017). In their September projections, the Fed forecasted one additional rate hike in 2017 and three more in 2018. The Federal Open Market Committee announced that it would begin normalizing the Fed’s balance sheet in October 2017, outlining a plan to gradually reduce its $4.5 trillion in holdings by tapering reinvestments in its treasury and mortgaged-backed securities portfolio. A predictable and passive tapering strategy, as outlined by the Fed, should allow markets to adjust in a stable manner, helping to minimize financial market volatility.

Domestic bonds generated mostly flat returns during the fiscal year as the Fed continued to increase short-term interest rates. As is typical during a Fed tightening cycle, rates on shorter maturity bonds increased more than those of longer maturity securities, resulting in a flatter yield curve. In fact, the yield on 30-year treasury bonds actually declined, and the 10-year was little changed during the second half of the year. Investment grade corporate debt provided positive excess returns relative to treasuries as investors continued their search for yield. Expectations are for the bond market to watch and wait for what potential impact the recent tax overhaul proposal, and the newly nominated Fed Chairman Jay Powell, may have on fiscal and monetary policy.

In late June, at the European Central Bank’s “Forum on Central Banking” in Sintra, Portugal, the heads of the European Central Bank and the Bank of England appeared to communicate a pivot, with respect to interest rate policy, joining peers at the Federal Reserve, the Bank of Canada and the Norges Bank. However, in the Eurozone, interest-rate increases still look to be a considerable time away, possibly not until 2019. Among other major markets, only Japan’s monetary policy is expected to remain at its current full-on accommodative setting.

At the end of the fiscal year, the U.S. dollar ended mostly lower versus other major currencies. Continued concerns surrounding U.S. President Donald Trump’s ability to impose his inflationary policies, the belief that the Fed may not pursue interest rate hikes at quite the pace the market had hoped for, and an improving economic situation in Europe, all lent to the U.S. dollar’s weakness. The U.S. dollar ended down against the British Pound, Euro, and Canadian Dollar and strengthened against Japanese yen.

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translate to an expectation of low single digit fixed income returns. We have a new neutral rating in equities which reflects strong corporate fundamentals offset by stretched valuations in the U.S. We currently have a preference for international equities, driven by attractive valuations and potential for higher growth and inflation which could boost earnings. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 1, 2017

You could lose money by investing in the U.S. Government Portfolio. Although this Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

You could lose money by investing in the Money Market, Municipal, California Municipal Money Market, or New York Municipal Money Market Portfolios. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. A Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if that Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 through October 31, 2017).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios 5/1/17 to 10/31/17	Expenses Paid During Period* 5/1/17 to 10/31/17
TD Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,002.50	0.65%	$3.28
Hypothetical (5% Return before expenses)	1,000.00	1,021.93	0.65	3.31
TD Money Market Portfolio – Premium Class
Actual	1,000.00	1,002.40	0.66	3.33
Hypothetical (5% Return before expenses)	1,000.00	1,021.88	0.66	3.36
TD Money Market Portfolio – Class A
Actual	1,000.00	1,002.00	0.75	3.78
Hypothetical (5% Return before expenses)	1,000.00	1,021.42	0.75	3.82
TD Money Market Portfolio – Select Class
Actual	1,000.00	1,003.00	0.55	2.78
Hypothetical (5% Return before expenses)	1,000.00	1,022.43	0.55	2.80
TD U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,001.60	0.64	3.23
Hypothetical (5% Return before expenses)	1,000.00	1,021.98	0.64	3.26
TD U.S. Government Portfolio – Class A
Actual	1,000.00	1,001.10	0.74	3.73
Hypothetical (5% Return before expenses)	1,000.00	1,021.48	0.74	3.77
TD Municipal Portfolio – Investor Class
Actual	1,000.00	1,001.10	0.63	3.18
Hypothetical (5% Return before expenses)	1,000.00	1,022.03	0.63	3.21
TD Municipal Portfolio – Class A
Actual	1,000.00	1,000.60	0.73	3.68
Hypothetical (5% Return before expenses)	1,000.00	1,021.53	0.73	3.72
TD California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,001.00	0.64	3.23
Hypothetical (5% Return before expenses)	1,000.00	1,021.98	0.64	3.26
TD California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,014.00	0.74	3.76
Hypothetical (5% Return before expenses)	1,000.00	1,021.48	0.74	3.77
TD New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,001.10	0.63	3.18
Hypothetical (5% Return before expenses)	1,000.00	1,022.03	0.63	3.21
TD New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.60	0.73	3.68
Hypothetical (5% Return before expenses)	1,000.00	1,021.53	0.73	3.72
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Portfolios are designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution(1)	Total	U.S. Government Interest(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
TD Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	0.34%	32.91%	100.00%
TD U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	60.36%	66.72%	100.00%
TD Municipal Portfolio	0.00%	0.04%	99.96%	100.00%	0.00%	100.00%	0.00%
TD California Municipal Money Market Portfolio	0.00%	0.39%	99.61%	100.00%	100.00%	100.00%	0.00%
TD New York Municipal Money Market Portfolio	0.00%	1.39%	98.61%	100.00%	100.00%	100.00%	0.00%

(1)	“Tax Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2017. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/17 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/17 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.40%, 0.62% and 0.23%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.23%, 0.42% and 0.10%, respectively. This is assuming a 2017 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

October 31, 2017

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$1,138,189,097	$1,223,391,236	$710,570,989	$233,712,213	$157,955,116
Investments in securities, at value (Note 2)	$843,656,097	$868,983,236	$710,570,989	$233,712,213	$157,955,116
Repurchase agreements, at value (Note 2)	294,533,000	354,408,000	—	—	—
Cash	301	10,201	2,717,131	33,348	17,584
Receivable for capital shares sold	9,618,469	22,349,720	9,612,900	6,990,017	2,953,761
Interest receivable	1,534,238	803,972	1,212,248	376,163	237,416
Prepaid expenses	235,025	188,884	91,298	28,794	26,726
TOTAL ASSETS	1,149,577,130	1,246,744,013	724,204,566	241,140,535	161,190,603
LIABILITIES
Payable for capital shares redeemed	19,665,050	18,863,646	7,238,218	2,566,242	3,613,176
Payable for securities purchased	7,994,240	14,994,045	10,264,500	5,612,970	—
Shareholder servicing fees payable	168,072	257,631	150,762	48,587	33,952
Distribution fees payable	165,789	129,391	94,818	23,944	10,559
Payable to Investment Manager	94,047	101,240	60,304	19,434	13,581
Transfer agent fees payable	92,455	103,052	60,304	19,434	13,581
Payable for Administration fees	30,536	32,772	19,399	6,240	4,357
Dividends payable to shareholders	15,968	8,900	5,145	1,033	900
Payable for Directors’ fees (Note 4)	4,128	4,128	4,128	4,128	4,128
Other accrued expenses	368,557	277,194	128,386	65,762	46,122
TOTAL LIABILITIES	28,598,842	34,771,999	18,025,964	8,367,774	3,740,356
NET ASSETS	$1,120,978,288	$1,211,972,014	$706,178,602	$232,772,761	$157,450,247
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$1,120,961,527	$1,211,966,975	$706,178,650	$232,772,992	$157,485,634
Distributions in excess of net investment income	—	—	(49)	—	—
Accumulated net realized gains (losses) from investment transactions	16,761	5,039	1	(231)	(35,387)
Net assets, at value	$1,120,978,288	$1,211,972,014	$706,178,602	$232,772,761	$157,450,247
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($494,241,933 ÷ 494,278,435 shares)	($957,464,895 ÷ 957,466,497 shares)	($374,353,683 ÷ 374,375,844 shares)	($134,690,153 ÷ 134,686,117 shares)	($94,748,495 ÷ 94,780,822 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($67,717,138 ÷ 67,727,696 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($209,673,782 ÷ 209,605,551 shares)	($254,507,119 ÷ 254,501,473 shares)	($331,824,919 ÷ 331,803,307 shares)	($98,082,608 ÷ 98,090,936 shares)	($62,701,752 ÷ 62,724,391 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($349,345,435 ÷ 349,349,844 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2017

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$10,231,140	$8,729,142	$5,947,787	$1,941,935	$1,286,609
EXPENSES
Investment management fees	1,035,980	1,137,866	776,192	261,702	171,339
Distribution fees
Investor Class	990,449	2,012,285	857,283	294,220	170,222
Premium Class	221,745	—	—	—	—
Class A	731,953	747,853	1,262,402	364,568	192,345
Select Class	704,704	—	—	—	—
Shareholder servicing fees
Investor Class	1,152,328	2,285,419	969,207	362,205	247,225
Premium Class	30,377	—	—	—	—
Class A	579,840	597,686	971,291	292,054	181,125
Select Class	143,287	—	—	—	—
Transfer agent fees
Investor Class	460,927	914,358	387,680	144,881	98,889
Premium Class	30,377	—	—	—	—
Class A	231,934	239,128	388,513	116,821	72,449
Select Class	286,565	—	—	—	—
Directors’ fees (Note 4)	21,228	21,228	21,228	21,228	21,228
Shareholder reports and mailing	336,299	312,418	100,291	40,839	33,036
Registration fees	330,124	164,168	138,050	53,029	52,171
Professional fees	176,676	155,513	111,221	79,342	70,363
Custody fees	31,849	49,997	35,591	26,676	14,213
Administration fees	30,536	32,772	19,399	6,240	4,357
Other expenses	143,843	63,360	75,615	31,797	24,507
TOTAL EXPENSES	7,671,021	8,734,051	6,113,963	2,095,602	1,353,469
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(670,516)	(1,941,962)	(968,849)	(388,755)	(259,051)
NET EXPENSES	7,000,505	6,792,089	5,145,114	1,706,847	1,094,418
NET INVESTMENT INCOME	3,230,635	1,937,053	802,673	235,088	192,191
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	17,588	5,067	—	(141)	16
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,248,223	$1,942,120	$802,673	$234,947	$192,207

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Money Market Portfolio		TD U.S. Government Portfolio		TD Municipal Portfolio
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$3,230,635	$276,412	$1,937,053	$117,838	$802,673	$94,033
Net realized gains from investment transactions	17,588	96,813	5,067	4,668	—	234
Net increase in net assets from operations	3,248,223	373,225	1,942,120	122,506	802,673	94,267
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,399,283)	(52,619)	(1,655,986)	(90,345)	(529,641)	(41,040)
Premium Class	(183,321)	(10,880)	—	—	—	—
Class A	(511,823)	(144,873)	(281,067)	(27,864)	(273,032)	(52,993)
Select Class	(1,136,205)	(67,921)	—	—	—	—
From net realized gains
Investor Class	(38,476)	—	(971)	—	—	(1,598)
Premium Class	(5,341)	—	—	—	—	—
Class A	(21,157)	—	(244)	—	—	(2,316)
Select Class	(23,502)	—	—	—	—	—
Total dividends and distributions to shareholders	(3,319,108)	(276,293)	(1,938,268)	(118,209)	(802,673)	(97,947)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,112,366,543	1,179,214,313	5,373,116,703	4,549,467,216	713,003,860	860,402,411
Shares issued in reinvestment of dividends	1,373,566	46,615	1,631,309	88,452	511,148	39,408
Payments for shares redeemed	(1,072,534,082)	(1,269,127,340)	(5,364,956,123)	(4,394,005,266)	(730,444,790)	(862,936,483)
Net increase (decrease) in net assets from Investor Class shares	41,206,027	(89,866,412)	9,791,889	155,550,402	(16,929,782)	(2,494,664)
Premium Class:
Proceeds from shares sold	42,697,754	105,762,416	—	—	—	—
Shares issued in reinvestment of dividends	151,274	7,723	—	—	—	—
Payments for shares redeemed	(47,297,138)	(136,227,852)	—	—	—	—
Net decrease in net assets from Premium Class shares	(4,448,110)	(30,457,713)	—	—	—	—
Class A:
Proceeds from shares sold	1,331,664,552	5,591,550,965	1,274,855,329	1,202,899,891	1,133,721,512	2,003,102,197
Shares issued in reinvestment of dividends	499,288	130,961	272,744	27,093	261,400	50,272
Payments for shares redeemed	(1,365,910,846)	(6,931,033,755)	(1,280,276,538)	(1,223,912,127)	(1,267,331,154)	(2,082,195,767)
Net decrease in net assets from Class A shares	(33,747,006)	(1,339,351,829)	(5,148,465)	(20,985,143)	(133,348,242)	(79,043,298)
Select Class:
Proceeds from shares sold	1,111,093,246	2,019,704,175	—	—	—	—
Shares issued in reinvestment of dividends	1,094,258	62,907	—	—	—	—
Payments for shares redeemed	(1,020,407,740)	(2,487,676,014)	—	—	—	—
Net increase (decrease) in net assets from Select Class shares	91,779,764	(467,908,932)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	94,790,675	(1,927,584,886)	4,643,424	134,565,259	(150,278,024)	(81,537,962)
TOTAL INCREASE (DECREASE) IN NET ASSETS	94,719,790	(1,927,487,954)	4,647,276	134,569,556	(150,278,024)	(81,541,642)
NET ASSETS:
Beginning of year	1,026,258,498	2,953,746,452	1,207,324,738	1,072,755,182	856,456,626	937,998,268
End of year	$1,120,978,288	$1,026,258,498	$1,211,972,014	$1,207,324,738	$706,178,602	$856,456,626
Distributions in excess of net investment income, end of year	$—	$(3)	$—	$—	$(49)	$(49)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD California Municipal Money Market Portfolio		TD New York Municipal Money Market Portfolio
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$235,088	$37,358	$192,191	$19,294
Net realized gains (losses) from investment transactions	(141)	—	16	147
Net increase in net assets from operations	234,947	37,358	192,207	19,441
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(171,562)	(16,186)	(136,872)	(10,734)
Class A	(63,526)	(21,172)	(55,318)	(8,560)
Total dividends and distributions to shareholders	(235,088)	(37,358)	(192,190)	(19,294)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	295,431,667	304,392,450	148,358,449	295,956,974
Shares issued in reinvestment of dividends	167,355	15,723	133,695	10,269
Payments for shares redeemed	(308,426,777)	(319,775,377)	(151,956,384)	(304,912,332)
Net decrease in net assets from Investor Class shares	(12,827,755)	(15,367,204)	(3,464,240)	(8,945,089)
Class A:
Proceeds from shares sold	612,403,932	840,525,700	264,367,124	333,310,334
Shares issued in reinvestment of dividends	60,822	20,047	53,652	8,255
Payments for shares redeemed	(645,282,824)	(933,747,643)	(271,792,248)	(367,787,264)
Net decrease in net assets from Class A shares	(32,818,070)	(93,201,896)	(7,371,472)	(34,468,675)
Net decrease in net assets from capital share transactions	(45,645,825)	(108,569,100)	(10,835,712)	(43,413,764)
TOTAL DECREASE IN NET ASSETS	(45,645,966)	(108,569,100)	(10,835,695)	(43,413,617)
NET ASSETS:
Beginning of year	278,418,727	386,987,827	168,285,942	211,699,559
End of year	$232,772,761	$278,418,727	$157,450,247	$168,285,942
Distributions in excess of net investment income, end of year	$—	$—	$—	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.31%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$494,242	$453,066		$542,916		$583,522		$674,647
Ratio of net expenses to average net assets	0.68%	0.43%		0.15%		0.11%		0.15%
Ratio of total expenses to average net assets	0.77%	0.94%		0.94%		0.94%		0.95%
Ratio of net investment income to average net assets	0.30%	0.01%		0.01%		0.01%		0.01%

	Premium Class
	2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.32%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$67,717	$72,170		$102,624		$113,938		$105,946
Ratio of net expenses to average net assets	0.67%	0.43%		0.15%		0.11%		0.15%
Ratio of total expenses to average net assets	0.67%	0.60%		0.60%		0.61%		0.61%
Ratio of net investment income to average net assets	0.30%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Class A
	2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.24%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$209,674	$243,438		$1,582,737		$1,573,084		$1,407,090
Ratio of net expenses to average net assets	0.75%	0.41%		0.16%		0.11%		0.15%
Ratio of total expenses to average net assets	0.87%	1.02%		1.02%		1.02%		1.03%
Ratio of net investment income to average net assets	0.22%	0.01%		0.01%		0.01%		0.01%

	Select Class
	2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.004	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.39%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$349,345	$257,584		$725,470		$633,311		$517,223
Ratio of net expenses to average net assets	0.59%	0.42%		0.16%		0.11%		0.15%
Ratio of total expenses to average net assets	0.60%	0.62%		0.62%		0.62%		0.63%
Ratio of net investment income to average net assets	0.40%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017	2016		2015		2014		2013
TD U.S. Government Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		—		—		—
Total dividends and distributions	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.18%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$957,465	$947,670		$792,116		$751,528		$669,935
Ratio of net expenses to average net assets	0.58%	0.33%		0.09%		0.06%		0.09%
Ratio of total expenses to average net assets	0.74%	0.95%		0.94%		0.95%		0.95%
Ratio of net investment income to average net assets	0.18%	0.01%		0.01%		0.01%		0.01%

	Class A
	2017	2016		2015		2014		2013
TD U.S. Government Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.12%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$254,507	$259,655		$280,639		$302,890		$297,314
Ratio of net expenses to average net assets	0.64%	0.32%		0.09%		0.06%		0.09%
Ratio of total expenses to average net assets	0.83%	1.03%		1.02%		1.03%		1.03%
Ratio of net investment income to average net assets	0.12%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017	2016		2015		2014		2013
TD Municipal Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—	0.000	*	0.000	*	—		—
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	(0.000	)*	—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.14%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$374,354	$391,284		$393,780		$404,944		$432,993
Ratio of net expenses to average net assets	0.63%	0.30%		0.05%		0.07%		0.12%
Ratio of total expenses to average net assets	0.74%	0.95%		0.94%		0.95%		0.95%
Ratio of net investment income to average net assets	0.14%	0.01%		0.01%		0.01%		0.01%

	Class A
	2017	2016		2015		2014		2013
TD Municipal Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—	0.000	*	0.000	*	—		—
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	(0.000	)*	—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$331,825	$465,173		$544,219		$463,087		$498,329
Ratio of net expenses to average net assets	0.69%	0.29%		0.05%		0.06%		0.11%
Ratio of total expenses to average net assets	0.84%	1.03%		1.02%		1.03%		1.03%
Ratio of net investment income to average net assets	0.07%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017	2016		2015		2014		2013
TD California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000)*	—		(0.000	)*	0.000	*	0.000	*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.12%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$134,690	$147,518		$162,885		$157,434		$169,922
Ratio of net expenses to average net assets	0.63%	0.30%		0.04%		0.05%		0.11%
Ratio of total expenses to average net assets	0.75%	0.98%		0.97%		0.97%		0.97%
Ratio of net investment income to average net assets	0.12%	0.01%		0.01%		0.01%		0.01%

	Class A
	2017	2016		2015		2014		2013
TD California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000)*	—		(0.000	)*	0.000	*	0.000	*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.06%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$98,083	$130,901		$224,103		$201,970		$188,975
Ratio of net expenses to average net assets	0.68%	0.28%		0.04%		0.05%		0.10%
Ratio of total expenses to average net assets	0.86%	1.06%		1.05%		1.05%		1.05%
Ratio of net investment income to average net assets	0.05%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017	2016		2015		2014		2013
TD New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	0.000	*	0.000	*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.14%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$94,748	$98,213		$107,158		$101,884		$100,062
Ratio of net expenses to average net assets	0.61%	0.30%		0.04%		0.05%		0.10%
Ratio of total expenses to average net assets	0.75%	1.01%		1.01%		1.02%		1.01%
Ratio of net investment income to average net assets	0.14%	0.01%		0.01%		0.01%		0.01%

	Class A
	2017	2016		2015		2014		2013
TD New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	0.000	*	0.000	*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$62,702	$70,073		$104,542		$67,629		$75,632
Ratio of net expenses to average net assets	0.67%	0.28%		0.04%		0.05%		0.11%
Ratio of total expenses to average net assets	0.84%	1.09%		1.09%		1.10%		1.09%
Ratio of net investment income to average net assets	0.08%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eighteen series. This shareholder report only applies to the following series of the Company: TD Money Market Portfolio (the “Money Market Portfolio”), the TD U.S. Government Portfolio (the “U.S. Government Portfolio”), the TD Municipal Portfolio (the “Municipal Portfolio”), the TD California Municipal Money Market Portfolio (the “California Portfolio”) and the TD New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The assets of each Portfolio are separate from those of each other Portfolio, and a shareholder’s interest in a particular Portfolio does not extend to any other Portfolio. Each Portfolio is a diversified Portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2017, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Portfolios. If applicable, transfers between levels are recognized at period end.

For the year ended October 31, 2017, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Portfolios’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Portfolio under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

At October 31, 2017, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Money Market Portfolio
Bank of Montreal	$134,533,000	$134,533,000	$—	$—
Bank of Nova Scotia	100,000,000	100,000,000	—	—
RBC Capital Markets	60,000,000	60,000,000	—	—
	$294,533,000	$294,533,000	$—	$—
U.S. Government Portfolio
Bank of Montreal	$79,408,000	$79,408,000	$—	$—
Bank of Montreal	50,000,000	50,000,000	—	—
Bank of Nova Scotia	200,000,000	200,000,000	—	—
RBC Capital Markets	25,000,000	25,000,000	—	—
	$354,408,000	$354,408,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Portfolio.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued daily.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For the year ended October 31, 2017, earnings credits, as an offset to earnings debits, were less than $4,823 for each Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. Effective October 12, 2017, for such services, each Portfolio pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. Prior to October 12, 2017, the Administrator did not receive a separate fee for administrative services.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services. On September 27, 2017, the Board approved the termination of the agreement with Citi, and approved an agreement with SEI Investments Global Funds Services (“SEI”) to perform certain administrative services for the Portfolios, effective December 18, 2017. The Administrator will pay SEI’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

Effective February 24, 2017, the Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.11% of the annual average daily net assets; the Investor Class shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.08% of the annual average daily net assets; the Investor Class shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.04% of the annual average daily net assets; the Premium Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.365% of the annual average daily net assets; Class A shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets; Class A shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.18% of the annual average daily net assets; Class A shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.14% of the annual average daily net assets; and the Select Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets. Prior to March 29, 2017, the Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

For the year ended October 31, 2017, the Portfolios engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to the following:

	Purchases	Sales	Realized Gain (Loss) on Sales
Money Market Portfolio	$4,700,000	$31,600,000	$—
Municipal Portfolio	46,000,000	28,200,000	—
California Portfolio	43,300,000	42,700,000	—
New York Portfolio	8,500,000	—	—

For the year ended October 31, 2017, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Portfolio as follows:

	Distribution Fees Waived	Shareholder Service Fees Waived	Total
Money Market Portfolio
Investor Class	$388,689	$—	$388,689
Premium Class	1,431	—	1,431
Class A	270,672	—	270,672
Select Class	9,724	—	9,724
			$670,516
U.S. Government Portfolio
Investor Class	$1,322,969	$156,219	$1,479,188
Class A	421,819	40,955	462,774
			$1,941,962
Municipal Portfolio
Investor Class	$397,622	$—	$397,622
Class A	571,227	—	571,227
			$968,849
California Portfolio
Investor Class	$180,792	$81	$180,873
Class A	207,806	76	207,882
			$388,755
New York Portfolio
Investor Class	$132,100	$4,022	$136,122
Class A	119,876	3,053	122,929
			$259,051

All fees are waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are waived and reimbursed at the portfolio level of each Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Note 4 — Directors’ Fees

As of April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Prior to April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500, payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

As of and during the year ended October 31, 2017, the Portfolios did not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. There were no permanent differences during the fiscal year ended October 31, 2017.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2017 and 2016, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2017	$—	$3,319,108	$—	$3,319,108
	2016	—	276,293	—	276,293
U.S. Government Portfolio	2017	—	1,938,268	—	1,938,268
	2016	—	118,209	—	118,209
Municipal Portfolio	2017	802,390	283	—	802,673
	2016	93,924	4,023	—	97,947
California Portfolio	2017	234,316	772	—	235,088
	2016	37,358	—	—	37,358
New York Portfolio	2017	189,851	2,339	—	192,190
	2016	15,750	3,544	—	19,294

As of October 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$552,236	$—	$—	$(535,475)	$16,761
U.S. Government Portfolio	369,265	—	—	(364,226)	5,039
Municipal Portfolio	—	128,549	—	(128,597)	(48)
California Portfolio	—	39,236	(222)	(39,245)	(231)
New York Portfolio	—	25,237	(35,385)	(25,239)	(35,387)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2017, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2018	2019	Total
California Portfolio	$141	$81	$—	$222
New York Portfolio	34,798	148	439	35,385

During the year ended October 31, 2017, the New York Portfolio utilized $17 of capital loss carryforwards to offset capital gains.

At October 31, 2017, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 32.5%
BANKS — 22.3%
Australia & New Zealand Banking Group MTN
1.50%, 1/16/18	$3,000,000	$3,000,448
Bank of Montreal
1.34%, VAR ICE LIBOR USD 1 Month + 0.100%, 11/13/17	20,000,000	20,000,000
1.37%, VAR ICE LIBOR USD 1 Month + 0.130%, 2/26/18	8,000,000	8,000,314
1.80%, VAR ICE LIBOR USD 3 Month + 0.450%, 4/17/18	10,000,000	10,013,683
Bank of Nova Scotia
1.66%, VAR ICE LIBOR USD 3 Month + 0.340%, 12/19/17	13,776,000	13,780,900
Caisse Centrale Desjardins
2.04%, VAR ICE LIBOR USD 3 Month + 0.665%, 1/29/18 (A)	10,890,000	10,906,679
Canadian Imperial Bank of Commerce
1.37%, VAR ICE LIBOR USD 1 Month + 0.130%, 3/20/18	15,000,000	15,000,000
1.44%, VAR ICE LIBOR USD 1 Month + 0.200%, 6/29/18	15,000,000	15,000,000
Commonwealth Bank of Australia MTN
1.71%, VAR ICE LIBOR USD 3 Month + 0.400%, 3/12/18 (A)	12,000,000	12,015,720
International Bank for Reconstruction & Development
1.15%, VAR ICE LIBOR USD 1 Month + -0.090%, 9/7/18	30,000,000	29,996,280
National Australia Bank
1.25%, 3/8/18 (A)	28,000,000	27,988,595
National Bank of Canada
1.56%, VAR ICE LIBOR USD 1 Month + 0.320%, 3/22/18	25,000,000	25,000,000
Royal Bank of Canada
1.33%, VAR ICE LIBOR USD 1 Month + 0.090%, 12/19/17	13,000,000	13,000,000
1.50%, 1/4/18	875,000	875,176

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
1.50%, 1/16/18	$14,870,000	$14,874,849
2.02%, VAR ICE LIBOR USD 3 Month + 0.700%, 3/22/18	1,000,000	1,002,306
Westpac Banking
1.50%, 12/1/17	10,000,000	10,001,512
1.60%, 1/12/18	20,000,000	20,010,790
		250,467,252
DOMESTIC/FOREIGN BANK SUPPORTED — 1.8%
Corporate Finance Managers, Ser B
1.23%, 12/1/17 (B)	15,300,000	15,300,000
Partisan Property
1.23%, 12/1/17 (B)	3,609,800	3,609,800
PCP Investors
1.23%, 12/1/17 (B)	1,065,000	1,065,000
		19,974,800
ENERGY — 0.9%
Chevron
1.37%, 3/2/18	10,259,000	10,259,358
HEALTH CARE — 1.8%
Johnson & Johnson
1.13%, 11/21/17	20,000,000	19,999,778
INDUSTRIAL — 3.0%
Toyota Motor Credit MTN
1.38%, 1/10/18	15,000,000	15,001,917
1.45%, 1/12/18	8,793,000	8,794,986
1.39%, VAR ICE LIBOR USD 3 Month + 0.080%, 5/17/18	9,300,000	9,301,973
		33,098,876
INFORMATION TECHNOLOGY — 2.7%
Apple
1.00%, 5/3/18	30,000,000	29,945,537
TOTAL CORPORATE OBLIGATIONS		363,745,601
COMMERCIAL PAPER — 22.8%
BANKS — 0.9%
Bank of Nova Scotia
1.59%, 11/6/17 (A)	10,000,000	10,004,434
INDUSTRIAL & OTHER COMMERCIAL PAPER — 21.9%
CDP Financial
1.34%, 11/17/17 (A) (C)	8,000,000	7,995,271
1.27%, 12/11/17 (A) (C)	2,200,000	2,196,896
CPPIB Capital
1.25%, 1/17/18 (A) (C)	25,000,000	24,933,160

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL & OTHER COMMERCIAL PAPER (continued)
ExxonMobil
1.18%, 12/18/17 (C)	$20,000,000	$19,969,189
Federation des Caisses Desjardins du Quebec
1.22%, 11/15/17 (A) (C)	15,000,000	14,992,883
Microsoft
1.20%, 11/7/17 (A) (C)	15,000,000	14,997,000
Ontario Teachers’ Finance Trust
1.30%, 12/27/17 (A) (C)	10,000,000	9,979,778
1.43%, 4/2/18 (A) (C)	10,000,000	9,940,044
1.47%, 4/30/18 (A) (C)	15,000,000	14,890,500
1.56%, 6/15/18 (A) (C)	15,000,000	14,854,983
President & Fellows of Harvard College
1.27%, 1/10/18 (C)	30,231,000	30,156,934
PSP Capital
1.18%, 11/17/17 (A) (C)	22,000,000	21,988,462
Trinity Health
1.25%, 12/7/17 (C)	17,000,000	16,978,750
Yale University
1.24%, 11/14/17 (C)	31,650,000	31,635,828
1.27%, 1/4/18 (C)	10,000,000	9,977,600
		245,487,278
TOTAL COMMERCIAL PAPER		255,491,712
MUNICIPAL OBLIGATIONS — 15.6%
Board of Trustees of Michigan State University, TECP
1.22%, 12/5/17	23,000,000	23,000,000
California State, High-Speed Passenger Train Project, GO
1.25%, 4/1/18	1,000,000	1,000,000
California State, TECP
1.20%, 11/6/17	3,000,000	3,000,000
1.25%, 12/6/17	3,820,000	3,820,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.19%, 11/2/17 (D)	1,182,000	1,182,000
Massachusetts Port Authority, Harborside Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
1.19%, 11/1/17 (A) (D)	5,400,000	5,400,000
New York State, HFA, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.15%, 11/7/17 (D)	40,000,000	40,000,000
Sentara Healthcare, TECP
1.30%, 11/14/17	3,320,000	3,320,000
1.35%, 1/11/18	4,680,000	4,680,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Texas A&M University, TECP
1.26%, 12/6/17	$15,000,000	$15,000,000
University of California, Ser Z-1, RB
1.15%, 11/2/17 (D)	16,520,000	16,520,000
University of California, Ser Z-2, RB
1.18%, 11/2/17 (D)	23,350,000	23,350,000
University of Pittsburgh, TECP
1.20%, 12/1/17	30,000,000	30,000,000
University of Texas, TECP
1.20%, 11/8/17	5,000,000	5,000,000
TOTAL MUNICIPAL OBLIGATIONS		175,272,000
REGIONAL GOVERNMENT OBLIGATIONS — 2.4%
Province of Ontario Canada
3.15%, 12/15/17	16,945,000	16,982,021
Province of Quebec Canada
4.63%, 5/14/18	10,000,000	10,167,496
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		27,149,517
CERTIFICATE OF DEPOSIT — 1.4%
Bank of Nova Scotia
1.42%, 5/18/18	16,000,000	16,000,000
TOTAL CERTIFICATE OF DEPOSIT		16,000,000
SOVEREIGN DEBT — 0.5%
Export Development Canada
0.75%, 12/15/17	6,000,000	5,997,267
TOTAL SOVEREIGN DEBT		5,997,267
REPURCHASE AGREEMENTS — 26.3%
Bank of Montreal
1.03% dated 10/31/17, due 11/1/17 in the amount of $134,536,849, fully collateralized by U.S. Treasury obligations, par value $727,200 – $30,056,000, coupon range 0.00% – 2.00%, maturity range 11/9/17 – 4/30/24, value $137,223,670	134,533,000	134,533,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia
1.04% dated 10/31/17, due 11/1/17 in the amount of $100,002,889, fully collateralized by a $96,962,100 U.S. Treasury Note, coupon 0.13%, maturity 4/15/20, value $102,002,994	$100,000,000	$100,000,000
RBC Capital Markets
1.02% dated 10/31/17, due 11/1/17 in the amount of $60,001,700, fully collateralized by U.S. Treasury obligations, par value $10,000 – $16,719,200, coupon range 2.13% – 9.00%, maturity range 11/15/18 – 11/15/40, value $61,200,077	60,000,000	60,000,000
TOTAL REPURCHASE AGREEMENTS		294,533,000
TOTAL INVESTMENTS (Cost $1,138,189,097) — 101.5%		1,138,189,097
OTHER ASSETS AND LIABILITIES, NET — (1.5)%		(17,210,809)
NET ASSETS — 100.0%		$1,120,978,288
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $203,084,405 or 18.12% of net assets of the Portfolio.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

GO — General Obligation

HFA — Housing Finance Agency

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

VAR — Variable

USD — U.S. Dollar

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 58.1%
FANNIE MAE — 6.0%
2.30%, 11/24/17 (A)	$1,000,000	$1,000,836
0.88%, 12/20/17 (A)	28,150,000	28,143,560
0.88%, 12/27/17 (A)	745,000	744,835
1.33%, VAR ICE LIBOR USD 3 Month + -0.030%, 1/11/18 (A)	20,000,000	20,008,917
4.38%, 1/23/18 (A)	5,000,000	5,035,697
0.88%, 5/21/18 (A)	17,505,000	17,470,805
		72,404,650
FANNIE MAE, DISCOUNT NOTE — 7.3%
1.06%, 11/1/17 (A) (B)	25,000,000	25,000,000
1.06%, 1/29/18 (A) (B)	37,500,000	37,401,729
1.12%, 2/8/18 (A) (B)	25,000,000	24,923,000
		87,324,729
FEDERAL FARM CREDIT BANK — 5.4%
1.27%, VAR ICE LIBOR USD 1 Month + 0.035%, 12/8/17	5,000,000	5,001,172
0.84%, 12/13/17	2,500,000	2,499,254
0.90%, 12/26/17	500,000	499,968
0.84%, 1/22/18	15,000,000	14,988,962
1.29%, VAR ICE LIBOR USD 3 Month + -0.030%, 3/2/18	2,000,000	2,001,524
1.26%, VAR US Federal Funds Effective Rate + 0.100%, 3/26/18	15,000,000	15,010,310
1.10%, VAR ICE LIBOR USD 1 Month + -0.140%, 9/28/18	25,000,000	24,998,844
		65,000,034
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 12.0%
1.04%, 11/1/17 (B)	5,000,000	5,000,000
0.75%, 11/3/17 (B)	5,700,000	5,699,764
1.07%, 11/14/17 (B)	3,000,000	2,998,841
0.89%, 12/7/17 (B)	7,500,000	7,493,400
1.11%, 12/19/17 (B)	15,000,000	14,978,000
1.09%, 1/19/18 (B)	10,000,000	9,976,300
1.11%, 2/5/18 (B)	5,000,000	4,985,333

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
1.08%, 2/14/18 (B)	$50,000,000	$49,843,958
1.12%, 2/27/18 (B)	25,000,000	24,909,042
1.14%, 3/16/18 (B)	7,500,000	7,468,219
1.21%, 6/12/18 (B)	12,500,000	12,407,083
		145,759,940
FEDERAL HOME LOAN BANK — 9.2%
1.22%, VAR ICE LIBOR USD 3 Month + -0.100%, 11/15/17	5,000,000	5,000,286
1.21%, VAR ICE LIBOR USD 3 Month + -0.100%, 11/17/17	7,500,000	7,500,669
1.00%, 12/19/17	5,000,000	5,000,982
1.25%, 12/26/17	750,000	750,427
1.08%, VAR ICE LIBOR USD 1 Month + -0.160%, 1/19/18	10,000,000	10,000,000
1.31%, VAR ICE LIBOR USD 3 Month + -0.065%, 1/26/18	10,100,000	10,104,497
1.02%, 2/9/18 (C)	15,000,000	14,994,045
1.16%, VAR ICE LIBOR USD 3 Month + -0.160%, 2/26/18	17,500,000	17,504,876
1.38%, 3/9/18	10,000,000	10,006,085
1.02%, VAR ICE LIBOR USD 3 Month + -0.310%, 3/21/18	10,000,000	9,996,332
1.10%, VAR ICE LIBOR USD 1 Month + -0.135%, 5/9/18	7,500,000	7,500,208
1.10%, VAR ICE LIBOR USD 1 Month + -0.135%, 6/12/18	15,000,000	15,000,000
		113,358,407
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.8%
0.98%, 11/2/17 (B)	30,375,000	30,374,182
1.05%, 11/10/17 (B)	2,500,000	2,499,344
1.06%, 12/26/17 (B)	25,000,000	24,959,514
		57,833,040

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 4.7%
0.80%, 11/10/17 (A)	$4,000,000	$3,999,752
5.13%, 11/17/17 (A)	10,775,000	10,794,287
0.85%, 12/12/17 (A)	500,000	499,871
1.00%, 12/15/17 (A)	9,000,000	8,998,642
0.90%, 12/28/17 (A)	625,000	624,883
1.09%, VAR ICE LIBOR USD 1 Month + -0.150%, 1/11/18 (A)	12,500,000	12,500,000
1.05%, 2/26/18 (A)	4,000,000	4,000,374
0.75%, 4/9/18 (A)	1,125,000	1,122,724
1.05%, VAR ICE LIBOR USD 1 Month + -0.170%, 6/14/18 (A)	15,000,000	15,000,000
		57,540,533
FREDDIE MAC, DISCOUNT NOTE — 8.7%
1.08%, 2/5/18 (A) (B)	25,000,000	24,928,667
1.07%, 2/7/18 (A) (B)	25,000,000	24,927,181
1.12%, 2/9/18 (A) (B)	10,000,000	9,969,028
1.09%, 2/20/18 (A) (B)	25,000,000	24,916,365
1.18%, 3/14/18 (A) (B)	10,000,000	9,956,775
1.20%, 3/19/18 (A) (B)	10,000,000	9,954,383
		104,652,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		703,873,732
U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bills
1.17%, 3/8/18 (B)	20,000,000	19,918,050
1.18%, 3/29/18 (B)	40,000,000	39,807,271
U.S. Cash Management Bill
1.05%, 1/2/18 (B)	40,000,000	39,927,925
TOTAL U.S. TREASURY OBLIGATIONS		99,653,246

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 5.4%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 5.4%
Army and Air Force Exchange Service
1.04%, 11/1/17 (B) (D)	$37,500,000	$37,500,000
1.12%, 11/8/17 (B) (D)	8,000,000	7,998,258
1.20%, 1/3/18 (B) (D)	20,000,000	19,958,000
TOTAL COMMERCIAL PAPER		65,456,258
REPURCHASE AGREEMENTS — 29.2%
Bank of Montreal
1.03% dated 10/31/17, due 11/1/17 in the amount of $79,410,272, fully collateralized by U.S. Treasury obligations, par value $2,873,600 – $42,735,000, coupon range 0.00% – 2.13%, maturity range 3/1/18 – 11/15/26, value $80,996,223	79,408,000	79,408,000
Bank of Montreal
1.03% dated 10/31/17, due 11/7/17 in the amount of $50,010,014, fully collateralized by U.S. Treasury obligations, par value $100 – $50,072,400, coupon range 1.38% – 9.13%, maturity range 5/15/18 – 11/15/46, value $51,000,001	50,000,000	50,000,000
Bank of Nova Scotia
1.04% dated 10/31/17, due 11/1/17 in the amount of $200,005,778, fully collateralized by U.S. Treasury obligations, par value $91,816,600 – $111,865,600, coupon range 1.25% – 2.88%, maturity range 10/31/18 – 8/15/45, value $204,005,936	200,000,000	200,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
RBC Capital Markets
1.02% dated 10/31/17, due 11/1/17 in the amount of $25,000,708, fully collateralized by U.S. Treasury obligations, par value $3,918,200 – $20,186,300, coupon range 2.25% – 3.63%, maturity range 2/15/21 – 11/15/24, value $25,500,088	$25,000,000	$25,000,000
TOTAL REPURCHASE AGREEMENTS		354,408,000
TOTAL INVESTMENTS (Cost $1,223,391,236) — 100.9%		1,223,391,236
OTHER ASSETS AND LIABILITIES, NET — (0.9)%		(11,419,222)
NET ASSETS — 100.0%		$1,211,972,014

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $65,456,258 or 5.40% of net assets of the Portfolio.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

VAR — Variable

USD — U.S. Dollar

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.6%
ALABAMA — 0.7%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.03%, 11/2/17 (A)	$4,650,000	$4,650,000
CALIFORNIA — 13.1%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.83%, 11/2/17 (A)	12,950,000	12,950,000
California State, GO, (LOC: State Street Bank & Trust)
0.90%, 11/2/17 (A)	4,830,000	4,830,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.81%, 11/1/17 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.86%, 11/8/17 (A)	20,000,000	20,000,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB
0.87%, 11/2/17 (A)	2,500,000	2,500,000
California Statewide, Community Development Authority, Ser B, RB
1.02%, 11/2/17 (A)	3,200,000	3,200,000
Irvine Ranch Water District, Ser A-1, SAB
0.99%, 11/2/17 (A)	2,800,000	2,800,000
Irvine Ranch Water District, Ser A-2, SAB
0.99%, 11/2/17 (A)	4,800,000	4,800,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.89%, 11/1/17 (A)	8,000,000	8,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-2, RB
0.90%, 11/2/17 (A)	$28,400,000	$28,400,000
		92,480,000
COLORADO — 0.9%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.02%, 11/2/17 (A)	1,780,000	1,780,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.97%, 11/2/17 (A)	4,490,000	4,490,000
		6,270,000
CONNECTICUT — 1.3%
Connecticut State, HEFA, TECP
0.84%, 11/2/17	8,980,000	8,980,000
FLORIDA — 3.3%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/1/17 (A) (B)	6,090,000	6,090,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB
0.97%, 11/1/17 (A)	2,000,000	2,000,000
Jacksonville, TECP
0.92%, 12/6/17	15,000,000	15,000,000
		23,090,000
GEORGIA — 7.7%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 11/2/17 (A)	2,900,000	2,900,000
Georgia State, GO
5.00%, 7/1/18	10,000,000	10,264,500
Main Street Natural Gas, Sub-Ser A2, RB
1.02%, 11/1/17 (A)	25,000,000	25,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA (continued)
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.93%, 11/1/17 (A)	$16,500,000	$16,500,000
		54,664,500
IDAHO — 0.6%
Idaho State, GO
4.00%, 6/29/18	4,000,000	4,080,523
ILLINOIS — 4.9%
Illinois State, EFA, TECP
0.89%, 11/1/17	3,000,000	3,000,000
Illinois State, EFA, TECP
0.92%, 11/2/17	12,000,000	12,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust)
0.92%, 11/2/17 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.92%, 11/1/17 (A)	12,300,000	12,300,000
Lake County, Solid Waste Disposal, Countryside Landfill Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.04%, 11/2/17 (A)	2,170,000	2,170,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.05%, 11/1/17 (A)	3,630,000	3,630,000
		35,100,000
INDIANA — 0.1%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.92%, 11/1/17 (A)	700,000	700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.5%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 11/2/17 (A)	$5,095,000	$5,095,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.05%, 11/2/17 (A)	600,000	600,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.94%, 11/2/17 (A)	4,775,000	4,775,000
		10,470,000
KENTUCKY — 1.1%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust)
0.97%, 11/1/17 (A)	7,700,000	7,700,000
LOUISIANA — 0.7%
East Baton Rouge Parish, IDB, ExxonMobil Project, Ser A, RB
0.90%, 11/1/17 (A)	5,000,000	5,000,000
MARYLAND — 5.3%
Maryland State, HEFA, TECP
0.85%, 11/6/17	11,000,000	11,000,000
Maryland State, HEFA, TECP
0.85%, 12/4/17	10,000,000	10,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.85%, 12/1/17 (A)	4,500,000	4,500,000
Montgomery County, TECP
0.95%, 11/7/17	12,000,000	12,000,000
		37,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MASSACHUSETTS — 3.1%
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.70%, 11/1/17 (A)	$2,015,000	$2,015,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.95%, 11/1/17 (A) (C)	5,000,000	5,000,000
Massachusetts State, Ser A, GO
2.00%, 4/23/18	5,000,000	5,027,538
Massachusetts State, Ser B, GO
2.00%, 5/21/18	10,000,000	10,062,600
		22,105,138
MICHIGAN — 4.6%
Michigan State University, RB
0.91%, 11/1/17 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.85%, 12/1/17 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.98%, 11/2/17 (A)	7,700,000	7,700,000
University of Michigan, Ser B, RB
0.86%, 11/1/17 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.80%, 11/1/17 (A)	5,255,000	5,255,000
University of Michigan, Ser D-2, RB
0.85%, 11/2/17 (A)	4,535,000	4,535,000
		33,140,000
MINNESOTA — 4.6%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.87%, 11/1/17 (A)	8,000,000	8,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.90%, 11/2/17 (A)	$5,785,000	$5,785,000
University of Minnesota, TECP
0.95%, 2/6/18	7,200,000	7,200,000
University of Minnesota, TECP
0.95%, 2/2/18	12,000,000	12,000,000
		32,985,000
MISSISSIPPI — 1.5%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
0.90%, 11/1/17 (A)	2,100,000	2,100,000
Mississippi State, Business Finance, Chevron USA Project, Ser D, RB
0.90%, 11/1/17 (A)	5,000,000	5,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.94%, 11/1/17 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.90%, 11/1/17 (A)	845,000	845,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.94%, 11/1/17 (A)	900,000	900,000
		11,060,000
MISSOURI — 5.0%
Curators of University of Missouri, TECP
0.94%, 1/3/18	19,640,000	19,640,000
Curators of University of Missouri, TECP
0.89%, 11/3/17	10,000,000	10,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.94%, 11/1/17 (A)	5,900,000	5,900,000
		35,540,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MULTI-STATE — 4.4%
Freddie Mac, MFC, Ser M020, AMT, RB
0.98%, 11/2/17 (A) (B)	$26,578,000	$26,578,000
Freddie Mac, MFC, Ser M031, RB
0.95%, 11/2/17 (A) (B)	4,365,000	4,365,000
		30,943,000
NEVADA — 1.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust)
0.94%, 11/1/17 (A)	5,500,000	5,500,000
Nevada State, Housing Division, Multi-Unit Housing Project, Ser A, AMT, RB, (LOC: Wachovia Bank, N.A.)
1.07%, 11/2/17 (A)	5,670,000	5,670,000
		11,170,000
NEW YORK — 8.3%
MTA, Ser E-3, RB, (LOC: Bank of Montreal)
0.92%, 11/2/17 (A)	7,740,000	7,740,000
NYC, Sub-Ser I, GO, (LOC: Bank of New York Mellon)
0.93%, 11/1/17 (A)	1,000,000	1,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.92%, 11/1/17 (A)	4,590,000	4,590,000
NYC, Water & Sewer System, Ser B-4, RB
0.92%, 11/1/17 (A)	6,400,000	6,400,000
NYS, Dormitory Authority, Ser B-GRP, RB
5.00%, 2/15/18	14,610,000	14,785,258
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.94%, 11/1/17 (A)	10,600,000	10,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Port Authority of New York & New Jersey, TECP
0.86%, 11/28/17	$13,410,000	$13,410,000
		58,525,258
OHIO — 2.0%
Franklin County, GO
2.50%, 12/1/17	4,000,000	4,004,878
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
0.93%, 11/1/17 (A)	10,000,000	10,000,000
		14,004,878
OREGON — 1.2%
Oregon State, Ser A, GO
5.00%, 9/28/18	5,000,000	5,180,947
Oregon State, Veterans Welfare Project, Ser 9, GO
0.89%, 11/1/17 (A)	3,630,000	3,630,000
		8,810,947
PENNSYLVANIA — 2.1%
Pennsylvania State University, Ser B, RB
1.05%, 12/1/17 (A)	9,000,000	9,000,000
University of Pittsburgh, TECP
0.90%, 11/2/17	6,000,000	6,000,000
		15,000,000
TEXAS — 11.7%
Dallas Area Rapid Transit, TECP
0.97%, 1/9/18	10,000,000	10,000,000
Dallas Area Rapid Transit, TECP
0.84%, 11/16/17	11,800,000	11,800,000
Gulf Coast, IDA, ExxonMobil Project, RB
0.85%, 11/1/17 (A)	2,600,000	2,600,000
Houston, GO
2.00%, 6/29/18	5,000,000	5,035,150
Houston, GO
3.00%, 6/29/18	10,000,000	10,135,467
Houston, GO
2.50%, 6/29/18	5,000,000	5,051,128
Lower Neches Valley Authority, IDC, ExxonMobil Project, RB
0.92%, 11/1/17 (A)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Lower Neches Valley Authority, IDC, ExxonMobile Project, RB
0.92%, 11/1/17 (A)	$5,000,000	$5,000,000
Port Freeport, Ser A, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.96%, 11/1/17 (A)	12,500,000	12,500,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
0.89%, 11/2/17 (A)	7,800,000	7,800,000
University of Texas, Permanent University Funding System, Ser A, RB
0.89%, 11/2/17 (A)	4,600,000	4,600,000
		81,821,745
UTAH — 1.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.96%, 11/2/17 (A)	10,490,000	10,490,000
VIRGINIA — 4.5%
Norfolk, EDA, Sentara Healthcare Project, RB
0.91%, 11/1/17 (A)	9,800,000	9,800,000
Norfolk, IDA, TECP
0.93%, 11/7/17	11,000,000	11,000,000
Norfolk, IDA, TECP
0.93%, 12/5/17	10,000,000	10,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.96%, 11/1/17 (A)	100,000	100,000
University of Virginia, TECP
0.92%, 12/6/17	385,000	385,000
		31,285,000
WASHINGTON — 3.0%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.95%, 11/2/17 (A)	700,000	700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.30%, 11/2/17 (A)	$100,000	$100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB
0.97%, 11/2/17 (A)	9,320,000	9,320,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	4,620,000	4,620,000
		21,105,000
WYOMING — 0.3%
Sweetwater County, Pacificorp Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.92%, 11/1/17 (A)	1,900,000	1,900,000
TOTAL MUNICIPAL OBLIGATIONS		710,570,989
TOTAL INVESTMENTS (Cost $710,570,989) — 100.6%		710,570,989
OTHER ASSETS AND LIABILITIES, NET — (0.6)%		(4,392,387)
NET ASSETS — 100.0%		$706,178,602
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $5,000,000 or 0.71% of net assets of the Portfolio.

AMT — Alternative Minimum Tax

DFA — Development Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

GO — General Obligation

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
October 31, 2017

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corporation

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.4%
CALIFORNIA — 100.4%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.83%, 11/2/17 (A)	$8,500,000	$8,500,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.87%, 11/1/17 (A)	3,400,000	3,400,000
California State, GO, (LOC: State Street Bank & Trust)
0.90%, 11/2/17 (A)	3,850,000	3,850,000
California State, Health Facilities Financing Authority, Adventist Health System Project, RB, (LOC: U.S. Bank, N.A.)
0.82%, 11/1/17 (A)	1,200,000	1,200,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.90%, 11/1/17 (A)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.81%, 11/1/17 (A)	10,500,000	10,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust)
0.87%, 11/2/17 (A)	8,450,000	8,450,000
California State, Health Facilities Financing Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.82%, 11/1/17 (A)	500,000	500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.95%, 11/3/17 (A)	5,500,000	5,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.86%, 11/8/17 (A)	$5,275,000	$5,275,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust)
0.80%, 11/1/17 (A)	2,210,000	2,210,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.80%, 11/1/17 (A)	2,615,000	2,615,000
California State, MFA, ExxonMobil Project, AMT, RB
0.90%, 11/1/17 (A)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.87%, 11/2/17 (A)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.91%, 11/2/17 (A)	1,000,000	1,000,000
California State, PCFA, ExxonMobil Project, AMT, RB
0.90%, 11/1/17 (A)	1,600,000	1,600,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: Canadian Imperial Bank)
0.92%, 11/1/17 (A)	250,000	250,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.83%, 11/1/17 (A)	4,000,000	4,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB
0.97%, 11/2/17 (A)	9,500,000	9,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	$3,030,000	$3,030,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB
0.87%, 11/2/17 (A)	8,500,000	8,500,000
California Statewide, Community Development Authority, Ser B, RB
1.02%, 11/2/17 (A)	10,000,000	10,000,000
California Statewide, Community Development Authority, Oakmont Senior Living-Y, AMT, RB
0.97%, 11/2/17 (A)	10,000,000	10,000,000
Irvine Ranch Water District, Ser A-1, SAB
0.99%, 11/2/17 (A)	8,800,000	8,800,000
Irvine Unified School District, Community Facilities District No. 09, SAB, (LOC: U.S. Bank, N.A.)
0.82%, 11/1/17 (A)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust)
0.83%, 11/1/17 (A)	607,000	607,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	6,800,000	6,800,000
Los Angeles County, GO
5.00%, 6/29/18	2,500,000	2,566,781
Los Angeles County, Ser A, GO
5.00%, 6/28/18	7,000,000	7,184,780
Los Angeles County, TECP
0.86%, 12/5/17	10,775,000	10,775,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Los Angeles, Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.92%, 11/2/17 (A) (B)	$9,500,000	$9,500,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.89%, 11/1/17 (A)	9,460,000	9,460,000
Riverside County, GO
2.00%, 6/29/18	5,000,000	5,036,798
Riverside County, Ser A, GO
3.00%, 10/25/18	2,500,000	2,549,884
Sacramento, Municipal Utility, TECP
0.94%, 12/6/17	10,000,000	10,000,000
San Diego County, COP, (LOC: Northern Trust)
1.03%, 11/2/17 (A)	1,550,000	1,550,000
San Diego, Unified School District, Ser H-2, GO
4.00%, 7/1/18	5,500,000	5,612,970
San Francisco City & County, TECP
0.94%, 12/4/17	4,089,000	4,089,000
San Francisco, Airport Commission, TECP
0.94%, 11/2/17	10,000,000	10,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.89%, 11/1/17 (A)	4,900,000	4,900,000
University of California, Ser AL-1, RB
0.88%, 11/2/17 (A)	1,000,000	1,000,000
University of California, Ser AL-2, RB
0.90%, 11/2/17 (A)	3,400,000	3,400,000
University of California, Ser AL-4, RB
0.87%, 11/2/17 (A)	4,700,000	4,700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Whittier, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.87%, 11/1/17 (A)	$9,300,000	$9,300,000
TOTAL MUNICIPAL OBLIGATIONS		233,712,213
TOTAL INVESTMENTS (Cost $233,712,213) — 100.4%		233,712,213
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(939,452)
NET ASSETS — 100.0%		$232,772,761

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.3%
NEW YORK — 100.3%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/2/17 (A) (B)	$6,220,000	$6,220,000
Geneva, HFA, Depaul Community Facilities, Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust)
1.03%, 11/2/17 (B)	1,410,000	1,410,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.90%, 11/3/17 (B)	7,800,000	7,800,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.95%, 11/1/17 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 11/1/17 (A) (B)	7,200,000	7,200,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 11/1/17 (A) (B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.98%, 11/2/17 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.92%, 11/1/17 (B)	1,000,000	1,000,000
NYC, Sub-Ser I, GO, (LOC: Bank of New York Mellon)
0.93%, 11/1/17 (B)	450,000	450,000
NYC, Sub-Ser I, GO, (LOC: Bank of New York Mellon)
0.93%, 11/1/17 (B)	5,900,000	5,900,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB
0.90%, 11/1/17 (B)	3,050,000	3,050,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.92%, 11/1/17 (B)	$2,000,000	$2,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
0.91%, 11/2/17 (B)	900,000	900,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
0.90%, 11/1/17 (B)	1,000,000	1,000,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.92%, 11/1/17 (B)	520,000	520,000
NYC, Trust for Cultural Resources, RB,
0.96%, 11/2/17 (B)	7,000,000	7,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.92%, 11/1/17 (B)	1,325,000	1,325,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.92%, 11/1/17 (B)	1,200,000	1,200,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser DD-2, RB
0.90%, 11/1/17 (B)	500,000	500,000
NYC, Water & Sewer System, Ser B-4, RB
0.92%, 11/1/17 (B)	1,855,000	1,855,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
0.91%, 11/2/17 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
0.91%, 11/2/17 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, RB
0.95%, 1/4/18	8,000,000	8,000,000
NYS, Dormitory Authority, Ser 2015B-A, RB
5.00%, 3/15/18	6,000,000	6,095,148

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Dormitory Authority, Ser B-GRP, RB
5.00%, 2/15/18	$7,500,000	$7,589,968
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.94%, 11/1/17 (B)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Sub-Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
0.94%, 11/1/17 (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 11/1/17 (A) (B)	4,200,000	4,200,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 11/1/17 (A) (B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB
0.95%, 11/1/17 (B)	6,950,000	6,950,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
0.88%, 11/1/17 (B)	2,300,000	2,300,000
NYS, HFA, Bowery Place I Project, Ser A, RB
0.93%, 11/1/17 (B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.96%, 11/1/17 (B)	7,400,000	7,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.95%, 11/1/17 (A) (B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.97%, 11/1/17 (A) (B)	3,000,000	3,000,000
NYS, MTA, Ser E-3, RB, (LOC: Bank of Montreal)
0.92%, 11/2/17 (B)	6,815,000	6,815,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, MTA, Sub-Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.92%, 11/1/17 (B)	$700,000	$700,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.89%, 11/1/17 (B)	6,200,000	6,200,000
Port Authority of New York & New Jersey, TECP
0.86%, 11/28/17	4,000,000	4,000,000
Port Authority of New York & New Jersey, TECP
1.00%, 1/9/18	3,500,000	3,500,000
Syracuse Industrial Development Agency, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
0.89%, 11/1/17 (B)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust)
0.91%, 11/1/17 (B)	5,655,000	5,655,000
TOTAL MUNICIPAL OBLIGATIONS		157,955,116
TOTAL INVESTMENTS (Cost $157,955,116) — 100.3%		157,955,116
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(504,869)
NET ASSETS — 100.0%		$157,450,247
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Money Market Portfolio, TD U.S. Government Portfolio, TD Municipal Portfolio, TD California Municipal Money Market Portfolio and TD New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) (the “Portfolios”) as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TD Money Market Portfolio, TD U.S. Government Portfolio, TD Municipal Portfolio, TD California Municipal Money Market Portfolio and TD New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 15, 2017

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 1, 2017.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of the Nominating/Governance Committee from March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	18	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College; Director, Fund Evaluation Group
					(2017 – present).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; retired General Counsel, Dime Bancorp, Inc.; real estate investor.	18	Trustee Emeritus of Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director; Chairman of the Nominating/Governance Committee	Since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	18	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director
BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director	Since 12/17/10	Retired Senior Vice President — TD Bank Group.	18	Director of Ontario Teachers’ Pension Plan Board
(2012 – present); Director of First National Financial Corp.
(2013 – present); Trustee
of Crombie REIT
(2014 – present); Trustee (2011 – 5/31/2016) and
Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Chief Risk Officer of TD Asset Management Inc. since March 6, 2017.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 64	Secretary	Since 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2017

TD Asset Management USA Funds Inc.

TD Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TD Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdassetmanagementusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. It is available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001
Transfer Agent FIS Investor Services, LLC 4249 Easton Way, Suite 400 Columbus, OH 04319

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Market Review

The 2017 fiscal year (November 1, 2016 to October 31, 2017) was broadly positive for domestic equities, while fixed income delivered flat returns. For the early part of the year, investors were focused on the results and possible fallout of the U.S. presidential election, which saw Donald Trump victorious. The incoming administration’s commitment to passing legislative reforms, which included financial and environmental deregulation and massive corporate tax cuts, drove U.S. financial markets higher throughout the year.

Over the year, the U.S. saw tensions build with North Korea, while the Trump administration struggled to advance any meaningful fiscal stimulus. Despite little legislative success by the administration, U.S. equities repeatedly hit new highs. This was mainly driven by strong corporate earnings, generally positive macroeconomic data, including an unemployment rate that fell to 4.1% in October and an annual gross domestic product rate of 3.1% reported for the July–September period. While the damages caused by Hurricanes Harvey and Irma initially led to a drop in leading economic indicators, investors felt their effects to be transitory in nature. U.S. equities as represented by the S&P 500 Total Return Index returned a solid 23.63% for 2017. Meanwhile, U.S. Treasuries and corporate bonds were mostly flat, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 0.90%.

Fiscal 2017 saw the S&P 500 Index perform well, with ten of eleven sectors finishing up over the period. Gains were led by the information technology sector, which was up almost 38% on the strength of robust earnings. Other economically sensitive sectors, such as financials and materials, also provided sizeable gains, finishing up over 37% and 28% respectively.

On September 20, 2017, the Federal Reserve (the “Fed”) maintained the target federal funds rate at a range of 1.00% to 1.25%, with a target effective rate of 1.125%. The Fed has hiked policy rates four times since 2015 (by 25 bps in each of December 2015, December 2016, March 2017 and June 2017). In their September projections, the Fed forecasted one additional rate hike in 2017 and three more in 2018. The Federal Open Market Committee announced that it would begin normalizing the Fed’s balance sheet in October 2017, outlining a plan to gradually reduce its $4.5 trillion in holdings by tapering reinvestments in its treasury and mortgaged-backed securities portfolio. A predictable and passive tapering strategy, as outlined by the Fed, should allow markets to adjust in a stable manner, helping to minimize financial market volatility.

Domestic bonds generated mostly flat returns during the fiscal year as the Fed continued to increase short-term interest rates. As is typical during a Fed tightening cycle, rates on shorter maturity bonds increased more than those of longer maturity securities, resulting in a flatter yield curve. In fact, the yield on 30-year treasury bonds actually declined, and the 10-year was little changed during the second half of the year. Investment grade corporate debt provided positive excess returns relative to treasuries as investors continued their search for yield. Expectations are for the bond market to watch and wait for what potential impact the recent tax overhaul proposal, and the newly nominated Fed Chairman Jay Powell, may have on fiscal and monetary policy.

In late June, at the European Central Bank’s “Forum on Central Banking” in Sintra, Portugal, the heads of the European Central Bank and the Bank of England appeared to communicate a pivot, with respect to interest rate policy, joining peers at the Federal Reserve, the Bank of Canada and the Norges Bank. However, in the Eurozone, interest-rate increases still look to be a considerable time away, possibly not until 2019. Among other major markets, only Japan’s monetary policy is expected to remain at its current full-on accommodative setting.

4

At the end of the fiscal year, the U.S. dollar ended mostly lower versus other major currencies. Continued concerns surrounding U.S. President Donald Trump’s ability to impose his inflationary policies, the belief that the Fed may not pursue interest rate hikes at quite the pace the market had hoped for, and an improving economic situation in Europe, all lent to the U.S. dollar’s weakness. The U.S. dollar ended down against the British Pound, Euro, and Canadian Dollar and strengthened against Japanese yen.

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translate to an expectation of low single digit fixed income returns. We have a new neutral rating in equities which reflects strong corporate fundamentals offset by stretched valuations in the U.S. We currently have a preference for international equities, driven by attractive valuations and potential for higher growth and inflation which could boost earnings. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 1, 2017

You could lose money by investing in the Institutional U.S. Government or Institutional Treasury Obligations Money Market Funds. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 through October 31, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios 5/1/17 to 10/31/17	Expenses Paid During Period* 5/1/17 to 10/31/17
TD Institutional U.S. Government Fund – Institutional Class
Actual	$1,000.00	$1,004.00	0.17%	$0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TD Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,002.70	0.42	2.12
Hypothetical (5% Return before expenses)	1,000.00	1,023.09	0.42	2.14
TD Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.70	0.82	4.14
Hypothetical (5% Return before expenses)	1,000.00	1,021.07	0.82	4.18
TD Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,002.90	0.38	1.92
Hypothetical (5% Return before expenses)	1,000.00	1,023.29	0.38	1.94
TD Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.20	0.89	4.49
Hypothetical (5% Return before expenses)	1,000.00	1,020.72	0.89	4.53
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Funds are designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution(1)	Total	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
TD Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	60.86%	68.42%	0.00%
TD Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	53.76%	49.31%	100.00%

(1)	“Tax-Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Fund meets certain requirements.
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV and/or Form 1099-INT.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/17 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

Statements of Assets and Liabilities

October 31, 2017

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$1,410,706,610	$655,212,013
Investments in securities, at value (Note 2)	$893,206,610	$314,159,013
Repurchase agreements, at value (Note 2)	517,500,000	341,053,000
Cash	34,474	11,306
Interest receivable	808,640	9,758
Prepaid expenses	39,010	26,230
TOTAL ASSETS	1,411,588,734	655,259,307
LIABILITIES
Payable for securities purchased	14,994,045	—
Dividends payable to shareholders	546,720	107,098
Shareholder servicing fees payable	227,535	102,008
Payable for Distribution fees	142,741	114,517
Payable to Investment Manager	107,531	45,782
Payable for Administration fees	35,104	15,037
Payable for Directors’ fees	4,128	4,128
Other accrued expenses	150,718	80,625
TOTAL LIABILITIES	16,208,522	469,195
NET ASSETS	$1,395,380,212	$654,790,112
Net assets consist of:
Paid-in-capital ($0.0001 par value; 16.5 billion and 10.4 billion shares authorized, respectively)	$1,395,367,513	$654,847,924
Accumulated net realized gains (losses) from investment transactions	12,699	(57,689)
Distributions in excess of net investment income	—	(123)
Net assets, at value	$1,395,380,212	$654,790,112
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A
	($215,994,550 ÷ 215,992,307 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($699,270,769 ÷ 699,260,898 shares)	($265,653,415 ÷ 265,685,398 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($480,114,893 ÷ 480,114,308 shares)	($389,136,697 ÷ 389,162,526 shares)

Please see accompanying notes to financial statements.

9

Statements of Operations

For the Year Ended October 31, 2017

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$8,156,784	$4,759,583
EXPENSES
Investment management fees (Note 3)	1,062,384	683,075
Shareholder servicing fees
Institutional Service Class	1,547,678	649,739
Commercial Class	624,753	1,058,192
Distribution fees
Commercial Class	999,606	2,116,383
Directors’ fees (Note 4)	21,228	21,228
Transfer agent fees	210,765	142,556
Professional fees	154,084	104,348
Custody fees	79,240	56,802
Registration fees	62,842	46,571
Administration fees	35,104	15,037
Pricing fees	34,451	24,783
Shareholder reports and mailing	32,413	41,693
Other expenses	55,991	46,294
TOTAL EXPENSES	4,920,539	5,006,701
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(348,586)	(1,240,759)
NET EXPENSES	4,571,953	3,765,942
NET INVESTMENT INCOME	3,584,831	993,641
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	14,716	(57,689)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,599,547	$935,952

Please see accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	TD Institutional U.S. Government Fund		TD Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2017	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$3,584,831	$339,677	$993,641	$119,374
Net realized gains (losses) from investment transactions	14,716	26,065	(57,689)	63,530
Net increase in net assets from operations	3,599,547	365,742	935,952	182,904
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(1,200,030)	(254,078)	—	—
Institutional Service Class	(2,165,124)	(58,497)	(899,387)	(66,283)
Commercial Class	(219,677)	(27,102)	(94,254)	(53,091)
From net realized gains
Institutional Service Class	—	—	(23,312)	(14,918)
Commercial Class	—	—	(32,618)	(28,571)
Total dividends and distributions to shareholders	(3,584,831)	(339,677)	(1,049,571)	(162,863)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	671,508,890	466,580,849	—	—
Shares issued in reinvestment of dividends	2,962	914	—	—
Payments for shares redeemed	(648,012,801)	(398,197,519)	—	—
Net increase in net assets from Institutional Class shares	23,499,051	68,384,244	—	—
Institutional Service Class:
Proceeds from shares sold	998,412,296	1,027,118,867	421,239,782	272,194,693
Shares issued in reinvestment of dividends	91,124	69	279,933	36,275
Payments for shares redeemed	(949,159,155)	(935,161,874)	(318,262,233)	(352,984,878)
Net increase (decrease) in net assets from Institutional Service Class shares	49,344,265	91,957,062	103,257,482	(80,753,910)
Commercial Class:
Proceeds from shares sold	6,461,437,872	5,556,795,937	4,450,533,466	4,050,426,217
Shares issued in reinvestment of dividends	19,663	2,438	38,594	29,163
Payments for shares redeemed	(6,154,421,685)	(5,669,090,945)	(4,643,418,613)	(4,062,207,889)
Net increase (decrease) in net assets from Commercial Class shares	307,035,850	(112,292,570)	(192,846,553)	(11,752,509)
Net increase (decrease) in net assets from capital share transactions	379,879,166	48,048,736	(89,589,071)	(92,506,419)
TOTAL INCREASE (DECREASE) IN NET ASSETS	379,893,882	48,074,801	(89,702,690)	(92,486,378)
NET ASSETS:
Beginning of year	1,015,486,330	967,411,529	744,492,802	836,979,180
End of year	$1,395,380,212	$1,015,486,330	$654,790,112	$744,492,802
Distributions in excess of net investment income, end of year	$—	$—	$(123)	$—

Please see accompanying notes to financial statements.

11

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Institutional Class
	2017	2016	2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.006	0.002	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000 *	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.006	0.002	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.006)	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—	—		—		—
Total dividends and distributions	(0.006)	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00
Total investment return†	0.59%	0.18%	0.01%		0.01%		0.01%
Net assets end of year (000)	$215,994	$192,492	$124,105		$152,403		$159,154
Ratio of net expenses to average net assets	0.16%	0.15%	0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.16%	0.15%	0.15%		0.15%		0.15%
Ratio of net investment income to average net assets	0.60%	0.18%	0.01%		0.01%		0.01%

	Institutional Service Class
	2017	2016		2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.35%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$699,271	$649,917		$557,944		$588,028		$510,916
Ratio of net expenses to average net assets	0.41%	0.32%		0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.41%	0.40%		0.40%		0.40%		0.40%
Ratio of net investment income to average net assets	0.35%	0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

12

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Commercial Class
	2017	2016		2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$480,115	$173,077		$285,362		$334,534		$302,023
Ratio of net expenses to average net assets	0.69%	0.33%		0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.81%	0.80%		0.80%		0.80%		0.80%
Ratio of net investment income to average net assets	0.09%	0.01%		0.01%		0.01%		0.01%

	Institutional Service Class
	2017	2016		2015		2014		2013
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.004	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000)*	(0.000	)*	(0.000	)*	—		—
Total dividends and distributions	(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.37%	0.04%		0.01%		0.01%		0.01%
Net assets end of year (000)	$265,653	$162,440		$243,191		$226,884		$86,784
Ratio of net expenses to average net assets	0.37%	0.25%		0.06%		0.03%		0.08%
Ratio of total expenses to average net assets	0.43%	0.41%		0.41%		0.42%		0.43%
Ratio of net investment income to average net assets	0.35%	0.03%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

13

Financial Highlights (concluded)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Commercial Class
	2017		2016		2015		2014		2013
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.03%		0.02%		0.01%		0.01%		0.01%
Net assets end of year (000)	$389,137		$582,053		$593,788		$546,433		$399,887
Ratio of net expenses to average net assets	0.66%		0.28%		0.06%		0.03%		0.07%
Ratio of total expenses to average net assets	0.92%		0.91%		0.91%		0.92%		0.93%
Ratio of net investment income to average net assets	0.02%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eighteen series. This shareholder report only applies to the following series of the Company: the TD Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TD Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and together, the “Funds”). The assets of each Fund are separate from those of each other Fund, and a shareholder’s interest in a particular Fund does not extend to any other Fund. Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional U.S. Government Fund invests at least 99.5% of its total assets in cash, U.S. Treasury Bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations and cash.

Note 2 — Significant Accounting Policies

The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2017, all of the investments for the Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds. If applicable, transfers between levels are recognized at period end.

For the year ended October 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

At October 31, 2017, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Institutional U.S. Government Fund
Bank of Montreal	$202,500,000	$202,500,000	$—	$—
Bank of Nova Scotia	250,000,000	250,000,000	—	—
RBC Capital Markets	65,000,000	65,000,000	—	—
	$517,500,000	$517,500,000	$—	$—
Institutional Treasury Fund
Bank of Montreal	$141,053,000	$141,053,000	$—	$—
Bank of Nova Scotia	100,000,000	100,000,000	—	—
RBC Capital Markets	100,000,000	100,000,000	—	—
	$341,053,000	$341,053,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued daily.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For the year ended October 31, 2017, earnings credits, as an offset to earnings debits, were less than $6,300 for each Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. There were no amounts waived during the year pursuant to the Voluntary Expense Limitation.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed. As of October 31, 2017, there were no fees waived or reimbursed subject to possible future reimbursement to the Investment Manager.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. Effective October 12, 2017, for such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. Prior to October 12, 2017, the Administrator did not receive a separate fee for administrative services.

The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc., (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services. On September 27, 2017, the Board approved the termination of the agreement with Citi, and approved an agreement with SEI Investments Global Funds Services (“SEI”) to perform certain administrative services for the Funds, effective December 18, 2017. The Administrator will pay SEI’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the year ended October 31, 2017, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
Institutional U.S. Government Fund	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	$29,231	$29,231
Commercial Class	N/A	$309,137	10,218	319,355
				$348,586
Institutional Treasury Fund	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	$139,364	$139,364
Commercial Class	N/A	$1,051,461	49,934	1,101,395
				$1,240,759

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

As of April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Prior to April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest of penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. The following permanent differences, due to reclassification of distributions, were reclassified to/from the following accounts as of October 31, 2017:

	Undistributed (Distributions in Excess of) Net Investment Income	Undistributed Accumulated Net Realized Gain (Loss)
Institutional Treasury Fund	$(123)	$123

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2017 and October 31, 2016, for each Fund, were as follows:

		Ordinary Income
Institutional U.S. Government Fund	2017	$3,584,831
	2016	339,677
Institutional Treasury Fund	2017	$1,049,570
	2016	162,863

As of October 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional U.S. Government Fund	$593,627	$—	$(580,928)	$12,699
Institutional Treasury Fund	155,668	(57,688)	(155,792)	(57,812)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2017, capital loss carryforwards available to offset future capital gains was as follows:

Short-Term Loss
Institutional Treasury Fund	$57,688

During the year ended October 31, 2017, the Institutional U.S. Government Fund utilized $2,016 of capital loss carryforwards to offset capital gains.

As of October 31, 2017, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of the Institutional U.S. Government Fund’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit. Additionally, each Fund is subject to “redemption risk,” which is the risk that a Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at an inopportune time or at a loss or depressed value.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2017

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.2%
FANNIE MAE — 5.1%
0.88%, 12/20/17 (A)	$28,150,000	$28,143,560
0.88%, 12/27/17 (A)	745,000	744,835
1.33%, VAR ICE LIBOR USD 3 Month + -0.030%, 1/11/18 (A)	20,000,000	20,008,917
4.38%, 1/23/18 (A)	5,000,000	5,035,697
0.88%, 5/21/18 (A)	17,505,000	17,470,805
		71,403,814
FANNIE MAE, DISCOUNT NOTE — 8.0%
1.06%, 11/1/17 (A)(B)	25,000,000	25,000,000
1.06%, 1/29/18 (A)(B)	37,500,000	37,401,729
1.12%, 2/8/18 (A)(B)	50,000,000	49,846,000
		112,247,729
FEDERAL FARM CREDIT BANK — 4.7%
1.27%, VAR ICE LIBOR USD 1 Month + 0.035%, 8/8/17	5,000,000	5,001,172
0.84%, 12/13/17	2,500,000	2,499,254
0.90%, 12/26/17	500,000	499,968
0.84%, 1/22/18	15,000,000	14,988,962
1.29%, VAR ICE LIBOR USD 3 Month + -0.030%, 3/2/18	2,000,000	2,001,524
1.26%, VAR US Federal Funds Effective Rate + 0.100%, 3/26/18	15,000,000	15,010,310
1.10%, VAR ICE LIBOR USD 1 Month + -0.140%, 9/28/18	25,000,000	24,998,844
		65,000,034
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 10.4%
1.04%, 11/1/17 (B)	5,000,000	5,000,000
0.75%, 11/3/17 (B)	6,000,000	5,999,752
1.07%, 11/14/17 (B)	2,000,000	1,999,227
0.89%, 12/7/17 (B)	7,500,000	7,493,400
1.11%, 12/19/17 (B)	15,000,000	14,978,000
1.09%, 1/19/18 (B)	10,000,000	9,976,300

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
1.11%, 2/5/18 (B)	$5,000,000	$4,985,333
1.08%, 2/14/18 (B)	50,000,000	49,843,958
1.12%, 2/27/18 (B)	25,000,000	24,909,042
1.14%, 3/16/18 (B)	7,500,000	7,468,219
1.21%, 6/12/18 (B)	12,500,000	12,407,083
		145,060,314
FEDERAL HOME LOAN BANK — 8.1%
1.22%, VAR ICE LIBOR USD 3 Month + -0.100%, 11/15/17	5,000,000	5,000,286
1.21%, VAR ICE LIBOR USD 3 Month + -0.100%, 11/17/17	7,500,000	7,500,669
1.00%, 12/19/17	5,000,000	5,000,982
1.25%, 12/26/17	750,000	750,427
1.08%, VAR ICE LIBOR USD 1 Month + -0.160%, 1/19/18	10,000,000	10,000,000
1.31%, VAR ICE LIBOR USD 3 Month + -0.065%, 1/26/18	10,100,000	10,104,497
1.02%, VAR ICE LIBOR USD 3 Month + -0.380%, 2/9/18	15,000,000	14,994,045
1.16%, VAR ICE LIBOR USD 3 Month + -0.160%, 2/26/18	17,500,000	17,504,876
1.38%, 3/9/18	10,000,000	10,006,085
1.02%, VAR ICE LIBOR USD 3 Month + -0.310%, 3/21/18	10,000,000	9,996,332
1.10%, VAR ICE LIBOR USD 1 Month + -0.135%, 5/9/18	7,500,000	7,500,208
1.10%, VAR ICE LIBOR USD 1 Month + -0.135%, 6/12/18	15,000,000	15,000,000
		113,358,407
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.2%
0.98%, 11/2/17 (B)	30,375,000	30,374,182
1.05%, 11/10/17 (B)	2,500,000	2,499,344
1.06%, 12/26/17 (B)	25,000,000	24,959,514
		57,833,040

23

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 4.2%
0.80%, 11/10/17 (A)	$4,000,000	$3,999,752
5.13%, 11/17/17 (A)	10,775,000	10,794,287
2.30%, 11/24/17 (A)	1,000,000	1,000,836
0.85%, 12/12/17 (A)	500,000	499,871
1.00%, 12/15/17 (A)	9,000,000	8,998,642
0.90%, 12/28/17 (A)	625,000	624,883
1.09%, VAR ICE LIBOR USD 1 Month + -0.150%, 1/11/18 (A)	12,500,000	12,500,000
1.05%, 2/26/18 (A)	4,000,000	4,000,374
0.75%, 4/9/18 (A)	1,125,000	1,122,724
1.05%, VAR ICE LIBOR USD 1 Month + -0.170%, 6/14/18 (A)	15,000,000	15,000,000
		58,541,369
FREDDIE MAC, DISCOUNT NOTE — 7.5%
1.08%, 2/5/18 (A)(B)	25,000,000	24,928,667
1.07%, 2/7/18 (A)(B)	25,000,000	24,927,181
1.12%, 2/9/18 (A)(B)	10,000,000	9,969,028
1.09%, 2/20/18 (A)(B)	25,000,000	24,916,365
1.18%, 3/14/18 (A)(B)	10,000,000	9,956,775
1.20%, 3/19/18 (A)(B)	10,000,000	9,954,383
		104,652,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		728,097,106
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bills
1.05%, 1/2/18	40,000,000	39,927,925
1.17%, 3/8/18	20,000,000	19,918,050
1.18%, 3/29/18	40,000,000	39,807,271
TOTAL U.S. TREASURY OBLIGATIONS		99,653,246
COMMERCIAL PAPER — 4.7%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.7%
Army and Air Force Exchange Service
1.04%, 11/1/17 (B)(C)	37,500,000	37,500,000
1.12%, 11/8/17 (B)(C)	8,000,000	7,998,258
1.20%, 1/3/18 (B)(C)	20,000,000	19,958,000
TOTAL COMMERCIAL PAPER		65,456,258

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 37.1%
Counterparty: Bank of Montreal 1.03% dated 10/31/17, due 11/1/17 in the amount of $152,504,363, fully collateralized by U.S. Treasury obligations, par value $8,555,100 – $50,755,000, coupon range 0.00% – 1.88%, maturity range 3/1/18 – 3/31/24, value $155,550,058	$152,500,000	$152,500,000
Counterparty: Bank of Montreal 1.03% dated 10/31/17, due 11/7/17 in the amount of $50,010,014, fully collateralized by U.S. Treasury obligations, par value $1,000 – $51,269,000, coupon range 1.38% – 2.00%, maturity range 9/15/20 – 6/30/24, value $51,000,050	50,000,000	50,000,000
Counterparty: Bank of Nova Scotia 1.04% dated 10/31/17, due 11/1/17 in the amount of $250,007,222, fully collateralized by U.S. Treasury obligations, par value $95,200 – $169,197,000, coupon range 1.00% – 2.25%, maturity range 12/31/17 – 10/31/24, value $255,007,419	250,000,000	250,000,000

24

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: RBC Capital Markets 1.02% dated 10/31/17, due 11/1/17 in the amount of $65,001,842, fully collateralized by U.S. Treasury obligations, par value $24,443,100 – $41,011,300, coupon range 0.13% – 1.38%, maturity range 5/31/20 – 4/15/21, value $66,300,082	$65,000,000	$65,000,000
TOTAL REPURCHASE AGREEMENTS		517,500,000
TOTAL INVESTMENTS (Cost $1,410,706,610) – 101.1%		1,410,706,610
OTHER ASSETS AND LIABILITIES, NET – (1.1)%		(15,326,398)
NET ASSETS – 100.0%		$1,395,380,212

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities amounted to $65,456,258 or 4.7% of net assets of the Fund.

ICE — International Currency Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

Please see accompanying notes to financial statements.

25

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2017

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 48.0%
U.S. Treasury Bills
0.76%, 11/9/17 (A)	$45,000,000	$44,992,490
1.05%, 1/2/18 (A)	30,000,000	29,945,750
0.94%, 1/4/18 (A)	60,000,000	59,900,347
1.12%, 1/25/18 (A)	30,000,000	29,921,596
1.06%, 2/15/18 (A)	50,000,000	49,844,681
1.17%, 3/8/18 (A)	50,000,000	49,797,938
1.18%, 3/29/18 (A)	50,000,000	49,756,211
TOTAL U.S. TREASURY OBLIGATIONS		314,159,013
REPURCHASE AGREEMENTS — 52.1%
Counterparty: Bank of Montreal 1.03% dated 10/31/17, due 11/1/17 in the amount of $91,055,605, fully collateralized by U.S. Treasury obligations, par value $9,283,400 – $50,073,000, coupon range 0.00% – 3.88%, maturity range 3/1/18 – 11/30/19, value $92,874,140	91,053,000	91,053,000
Counterparty: Bank of Montreal 1.03% dated 10/31/17, due 11/7/17 in the amount of $50,010,014, fully collateralized by U.S. Treasury obligations, par value $6,500 – $36,566,700, coupon range 0.00% – 6.50%, maturity range 11/16/17 – 5/15/45, value $51,000,003	50,000,000	50,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia 1.04% dated 10/31/17, due 11/1/17 in the amount of $100,002,889, fully collateralized by U.S. Treasury obligations, par value $45,843,000 – $53,834,000, coupon range 0.13% – 1.38%, maturity range 4/15/20 – 10/31/20, value $102,002,982	$100,000,000	$100,000,000
Counterparty: RBC Capital Markets 1.02% dated 10/31/17, due 11/1/17 in the amount of $100,002,833, fully collateralized by U.S. Treasury obligations, par value $5,156,400 – $36,832,100, coupon range 0.63% – 3.00%, maturity range 5/31/20 – 5/15/47, value $102,000,027	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		341,053,000
TOTAL INVESTMENTS (Cost $655,212,013) – 100.1%		655,212,013
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(421,901)
NET ASSETS — 100.0%		$654,790,112
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

26

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Institutional U.S. Government Fund and TD Institutional Treasury Obligations Money Market Fund (two of the series constituting TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TD Institutional U.S. Government Fund and TD Institutional Treasury Obligations Money Market Fund (two of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 15, 2017

27

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA, Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 1, 2017.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of the Nominating/ Governance Committee from March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	18	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College; Director, Fund Evaluation Group (2017 – present).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; retired General Counsel, Dime Bancorp, Inc.; real estate investor.	18	Trustee Emeritus of Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director; Chairman of the Nominating/ Governance Committee	Since: 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	18	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director
BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director	Since: 12/17/10	Retired Senior Vice President — TD Bank Group.	18	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

28

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Chief Risk Officer of TD Asset Management Inc. since March 6, 2017.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 64	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

29

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30

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31

TDAMANN02

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has one audit committee financial expert serving on its audit committee.

3(a)	(2) The audit committee financial expert is Jim Kelly who is “independent” for purposes of this item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2016 - $163,565

2017 - $189,510

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2016 - $0

2017 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2016 - $77,551

2017 - $60,417

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2016 - $0

2017 - $0

(e)   (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2016 - 0%

2017 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2016 - $77,551

2017 - $60,417

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers are attached hereto, evidencing a change to the Principal Executive Officer.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     TD Asset Management USA Funds Inc.

By (Signature and Title)*     /s/      R. Michael Thorfinnson, President

      R. Michael Thorfinnson, President

Date January 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/     R. Michael Thorfinnson, President

      R. Michael Thorfinnson, President

Date January 4, 2018

By (Signature and Title)*     /s/     Eric Kleinschmidt, Treasurer

     Eric Kleinschmidt, Treasurer

Date January 4, 2018

* Print the name and title of each signing officer under his or her signature.